Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 563,275		$ 341,683
Short-term investments	246,273		402,882
Accounts receivable
Due from customers, less allowances of $25,738 and $28,859, respectively	393,978		378,976
Other, less allowances of $5,333 and $6,148, respectively	148,599		133,970
Inventory	130,044		116,330
Net deferred income tax asset	40,898		37,079
Prepaid expenses	80,628		76,935
Income taxes receivable	85,636		64,985
Other current assets	16,349		17,384
Total current assets	1,705,680		1,570,224
Assets held for sale	49,647
Investments
Licenses	1,494,014		1,460,126
Goodwill	797,077		728,455
Other intangible assets, net of accumulated amortization of $131,101 and $119,555, respectively	50,734		30,810
Investments in unconsolidated entities	173,710		197,922
Long-term investments	45,138		102,185
Other investments	3,072		8,988
Total investments	2,563,745		2,528,486
Property, plant and equipment
In service and under construction	10,197,596		9,351,341
Less: Accumulated depreciation	6,413,061		5,833,557
Property, plant and equipment, net	3,784,535		3,517,784
Other assets and deferred charges	97,398		79,623
Total assets	8,201,005		7,696,117
Current liabilities
Current portion of long-term debt	1,509		1,711
Accounts payable	364,746		317,904
Customer deposits and deferred revenues	207,633		171,781
Accrued interest	7,456		4,308
Accrued taxes	41,069		46,110
Accrued compensation	107,719		99,020
Other current liabilities	144,001		144,938
Total current liabilities	874,133		785,772
Liabilities held for sale	1,051
Deferred liabilities and credits
Net deferred income tax liability	808,713		589,092
Other deferred liabilities and credits	383,567		354,798
Long-term debt	1,529,857		1,499,862
Commitments and contingencies
Noncontrolling interests with redemption features	1,005		855
TDS shareholders' equity
Series A Common, Special Common and Common Shares	1,326	[1]	1,270	[1]
Capital in excess of par value	2,268,711	[1]	2,107,929	[1]
Special Common and Common Treasury shares at cost:	(750,921)	[1]	(738,695)	[1]
Accumulated other comprehensive loss	(8,854)		(3,208)
Retained earnings	2,451,899	[1]	2,450,599	[1]
Total TDS shareholders' equity	3,962,161		3,817,895
Preferred shares	830		830
Noncontrolling interests	639,688		647,013
Total equity	4,602,679		4,465,738
Total liabilities and equity	$ 8,201,005		$ 7,696,117

[1]	The December 31, 2011 amounts reflect the impact of the Share Consolidation Amendment to the Restated Certificate of Incorporation of TDS, as approved by the TDS shareholders on January 13, 2012. See Note 21—Subsequent Events for additional information.